Restructuring and Asset Impairment Charges (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Asset Impairment Charges

Restructuring and asset impairment charges and recoveries for the three and six months ended June 30, 2016 were as follows (in thousands):

	Three Months Ended June 30, 2016	Six Months Ended June 30, 2016
Recoveries of impaired assets	$(709)	(710)
Contract termination (recoveries) costs	(16)	4
Employee severance and termination benefits	—	26

Total restructuring and asset impairment recoveries	$(725)	$(680)

Restructuring and asset impairment charges were as follows (in thousands):

Year ended December 31, 2015
Asset impairments	$53,228
Contract termination costs	4,767
Employee severance and termination benefits	1,202

Total restructuring and asset impairment charges	$59,197

Summary of Restructuring Activity

The following table presents accrued restructuring activity for the six months ended June 30, 2016 (in thousands):

	Asset Impairments	Contract termination costs	Employee severance and termination benefits	Total
Accrued restructuring balance as of December 31, 2015	$—	$3,954	$321	$4,275
Restructuring and impairment (recoveries) charges	(710)	4	26	(680)
Cash payments	—	(1,455)	(163)	(1,618)
Non-cash settlements	710	(93)	(24)	593

Accrued restructuring balance as of June 30, 2016	$—	$2,410	$160	$2,570

During the year ended December 31, 2014, the Company did not incur any restructuring and asset impairment charges.

	Asset impairments	Contract termination costs	Employee severance and termination benefits	Total
Accrued restructuring balance as of December 31, 2014	$—	$—	$—	$—
Restructuring and impairment charges	53,228	4,767	1,202	59,197
Cash payments	(10)	(623)	(881)	(1,514)
Non-cash settlements	(53,218)	(190)	—	(53,408)

Accrued restructuring balance as of December 31, 2015	$—	$3,954	$321	$4,275